Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries Variable Interest Entities and Subsidiaries of Variable Interest Entities

As of December 31, 2021, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of the variable interest entities, are as follows:

Name	Date of establishment/ acquisition	Place of establishment	Percentage of equity interest attributable to the Company	Principal activities
Stack Midco Limited	November 27, 2018	Cayman	100%	Investment holding
Suzhou Stack Data Technology Company Limited (“Suzhou Stack”)*	December 10, 2018	PRC	100%	Provision of technical and consulting services
Hebei Stack Data Technology Company Limited (“Hebei Stack”)*	July 10, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Xiamen) Science and Technology Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Chindata (Hebei) Co., Ltd.	April 26, 2019	PRC	100%	Provision of technical and consulting services
Datong Qinhuai Data Company Limited	April 26, 2019	PRC	100%	Provision of technical and consulting services
Bridge Data Centres Malaysia Sdn Bhd	November 1, 2017	Malaysia	100%	Provision of IDC colocation rental services
Variable interest entities:
Sitan (Beijing) Data Technology Company Limited (“Beijing Sitan”)	December 19, 2018	PRC	Nil	Provision of IDC colocation services
Hebei Qinshu Information Technology Company Limited (“Hebei Qinshu”)	July 10, 2019	PRC	Nil	Provision of IDC colocation services
Variable interest entities’ subsidiaries:
Chindata (Beijing) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Sidake Hebei Data Technology Company Limited	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Datong Sitan Data Science and Technology Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services
Chindata (Shenzhen) Co., Ltd.	April 26, 2019	PRC	Nil	Provision of IDC colocation services

*	each or collectively referred to as the “WFOE”.

Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Current assets
Cash and cash equivalents	251,589	577,753	90,662
Short-term investments	—	129,946	20,391
Accounts receivable, net	399,451	588,518	92,351
Amounts due from subsidiaries of the Group	229,845	621,276	97,492
Value added taxes recoverable	3,367	4,273	671
Amounts due from related parties	35	—	—
Prepayments and other current assets	5,715	5,931	931
Total current assets	890,002	1,927,697	302,498
Non-current assets
Property and equipment, net	64,727	57,832	9,075
Operating lease right-of-use assets	239,155	221,708	34,791
Finance lease right-of-use assets	—	866	136
Intangible assets	20,251	17,797	2,793
Amounts due from subsidiaries of the Group	300,000	300,000	47,077
Deferred tax assets	10,598	—	—
Other non-current assets	8,783	10,114	1,587
Total non-current assets	643,514	608,317	95,459
Total assets	1,533,516	2,536,014	397,957
Current liabilities
Accounts payable	31,694	40,260	6,318
Income taxes payable	1,288	4,184	657
Amounts due to subsidiaries of the Group	1,124,418	2,111,460	331,334
Current portion of operating lease liabilities	38,054	35,990	5,648
Accrued expenses and other current liabilities	31,231	34,044	5,342
Total current liabilities	1,226,685	2,225,938	349,299
Non-current liabilities
Operating lease liabilities	204,305	188,104	29,518
Deferred tax liabilities	3,131	499	78
Other non-current liabilities	4,977	8,127	1,275
Total non-current liabilities	212,413	196,730	30,871
Total liabilities	1,439,098	2,422,668	380,170

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue	712,115	1,706,086	2,656,005	416,785
Net income (loss)	29	(52,771)	2,942	462
Net cash generated from operating activities	93,468	184,998	460,676	72,290
Net cash used in investing activities	(14,762)	(12,115)	(133,441)	(20,940)
Net cash used in financing activities	—	—	(1,071)	(168)